Investment in Equity Investees (Details) - USD ($)			6 Months Ended
	Jul. 08, 2025	May 15, 2025	Jun. 30, 2026	Jun. 30, 2025
Investment in Equity Investees [Line items]
Cash consideration	$ 350,000
Carlico [Member]
Investment in Equity Investees [Line items]
Equity interests		35.00%
Recognized impairment losses			$ 730	$ 0
RGSB [Member]
Investment in Equity Investees [Line items]
Equity interests	35.00%
Recognized impairment losses			$ 342,363	$ 2,741,115